Effects of adoption of IFRS 17 - Impact on Consolidated Income Statement (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023		Dec. 31, 2022	Jun. 30, 2022
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income	[1]	$ 18,264			$ 13,385
Net fee income	[1]	6,085			6,228
Net income from financial instruments held for trading or managed on a fair value basis	[1]	8,112			4,856
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	[1]	4,304			(11,849)
Insurance finance income/(expense)	[1]	(4,234)			11,773
Insurance service result	[1]	524			370
– insurance revenue	[1]	1,104			980
– insurance service expense	[1]	(580)			(610)
Other operating income/(loss)	[1]	184			(218)
Net operating income before change in expected credit losses and other credit impairment charges	[1],[2]	36,876			24,545
Change in expected credit losses and other credit impairment charges	[1]	(1,345)			(1,087)
Net operating income	[1]	35,531			23,458
Total operating expenses	[1]	(15,457)			(16,127)
Operating profit	[1]	20,074			7,331
Share of profit in associates and joint ventures	[1],[3]	1,583			1,449
Profit before tax	[1],[3]	21,657			8,780
Tax expense	[1]	(3,586)			151
Profit for the period		$ 18,071	[1],[4]	$ 7,318	8,931	[1],[4]
Previously stated
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income					14,451
Net fee income					6,064
Net income from financial instruments held for trading or managed on a fair value basis					4,921
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss					(3,051)
Net insurance premium income					7,646
Insurance finance income/(expense)					0
Insurance service result					0
– insurance revenue					0
– insurance service expense					0
Other operating income/(loss)					654
Total operating income					30,685
Net insurance claims and benefits paid and movement in liabilities to policyholders					(5,449)
Net operating income before change in expected credit losses and other credit impairment charges					25,236
Change in expected credit losses and other credit impairment charges					(1,090)
Net operating income					24,146
Total operating expenses					(16,419)
Operating profit					7,727
Share of profit in associates and joint ventures					1,449
Profit before tax					9,176
Tax expense					39
Profit for the period				7,455	9,215
Removal of PVIF and IFRS 4
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income					0
Net fee income					0
Net income from financial instruments held for trading or managed on a fair value basis					0
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss					0
Net insurance premium income					(7,646)
Insurance finance income/(expense)					0
Insurance service result					0
– insurance revenue					0
– insurance service expense					0
Other operating income/(loss)					(892)
Total operating income					(8,538)
Net insurance claims and benefits paid and movement in liabilities to policyholders					5,449
Net operating income before change in expected credit losses and other credit impairment charges					(3,089)
Change in expected credit losses and other credit impairment charges					0
Net operating income					(3,089)
Total operating expenses
Operating profit					(3,089)
Share of profit in associates and joint ventures					0
Profit before tax					(3,089)
Tax expense					0
Profit for the period					(3,089)
Remeasure-ment effect of IFRS 9 re-designations
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income					(1,066)
Net fee income					0
Net income from financial instruments held for trading or managed on a fair value basis					(65)
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss					(8,798)
Net insurance premium income					0
Insurance finance income/(expense)					0
Insurance service result					0
– insurance revenue					0
– insurance service expense					0
Other operating income/(loss)
Total operating income					(9,929)
Net insurance claims and benefits paid and movement in liabilities to policyholders					0
Net operating income before change in expected credit losses and other credit impairment charges					(9,929)
Change in expected credit losses and other credit impairment charges					3
Net operating income					(9,926)
Total operating expenses					0
Operating profit					(9,926)
Share of profit in associates and joint ventures					0
Profit before tax					(9,926)
Tax expense					0
Profit for the period					(9,926)
Insurance finance income/expense
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income					0
Net fee income					0
Net income from financial instruments held for trading or managed on a fair value basis					0
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss					0
Net insurance premium income					0
Insurance finance income/(expense)					11,773
Insurance service result					0
– insurance revenue					0
– insurance service expense					0
Other operating income/(loss)					52
Total operating income					11,825
Net insurance claims and benefits paid and movement in liabilities to policyholders					0
Net operating income before change in expected credit losses and other credit impairment charges					11,825
Change in expected credit losses and other credit impairment charges					0
Net operating income					11,825
Total operating expenses					0
Operating profit					11,825
Share of profit in associates and joint ventures					0
Profit before tax					11,825
Tax expense					0
Profit for the period					11,825
IFRS 17 CSM
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income					0
Net fee income					0
Net income from financial instruments held for trading or managed on a fair value basis					0
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss					0
Net insurance premium income					0
Insurance finance income/(expense)
Insurance service result					459
– insurance revenue					459
– insurance service expense
Other operating income/(loss)
Total operating income					459
Net insurance claims and benefits paid and movement in liabilities to policyholders					0
Net operating income before change in expected credit losses and other credit impairment charges					459
Change in expected credit losses and other credit impairment charges					0
Net operating income					459
Total operating expenses					0
Operating profit					459
Share of profit in associates and joint ventures					0
Profit before tax					459
Tax expense					0
Profit for the period					459
Onerous contracts
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income					0
Net fee income					0
Net income from financial instruments held for trading or managed on a fair value basis					0
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss					0
Net insurance premium income					0
Insurance finance income/(expense)
Insurance service result					(120)
– insurance revenue
– insurance service expense					(120)
Other operating income/(loss)
Total operating income					(120)
Net insurance claims and benefits paid and movement in liabilities to policyholders					0
Net operating income before change in expected credit losses and other credit impairment charges					(120)
Change in expected credit losses and other credit impairment charges					0
Net operating income					(120)
Total operating expenses					0
Operating profit					(120)
Share of profit in associates and joint ventures					0
Profit before tax					(120)
Tax expense					0
Profit for the period					(120)
Experience variance and other
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income					0
Net fee income					0
Net income from financial instruments held for trading or managed on a fair value basis					0
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss					0
Net insurance premium income					0
Insurance finance income/(expense)
Insurance service result					31
– insurance revenue					521
– insurance service expense					(490)
Other operating income/(loss)					(32)
Total operating income					(1)
Net insurance claims and benefits paid and movement in liabilities to policyholders					0
Net operating income before change in expected credit losses and other credit impairment charges					(1)
Change in expected credit losses and other credit impairment charges					0
Net operating income					(1)
Total operating expenses					0
Operating profit					(1)
Share of profit in associates and joint ventures					0
Profit before tax					(1)
Tax expense					0
Profit for the period					(1)
Attributable Expenses
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income					0
Net fee income					164
Net income from financial instruments held for trading or managed on a fair value basis					0
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss					0
Net insurance premium income					0
Insurance finance income/(expense)					0
Insurance service result					0
– insurance revenue					0
– insurance service expense					0
Other operating income/(loss)
Total operating income					164
Net insurance claims and benefits paid and movement in liabilities to policyholders					0
Net operating income before change in expected credit losses and other credit impairment charges					164
Change in expected credit losses and other credit impairment charges					0
Net operating income					164
Total operating expenses					292
Operating profit					456
Share of profit in associates and joint ventures					0
Profit before tax					456
Tax expense					0
Profit for the period					456
Tax effect
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income					0
Net fee income					0
Net income from financial instruments held for trading or managed on a fair value basis					0
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss					0
Net insurance premium income					0
Insurance finance income/(expense)					0
Insurance service result					0
– insurance revenue					0
– insurance service expense					0
Other operating income/(loss)
Total operating income					0
Net insurance claims and benefits paid and movement in liabilities to policyholders					0
Net operating income before change in expected credit losses and other credit impairment charges					0
Change in expected credit losses and other credit impairment charges					0
Net operating income					0
Total operating expenses					0
Operating profit					0
Share of profit in associates and joint ventures					0
Profit before tax					0
Tax expense					112
Profit for the period					112
IFRS 17 impacts
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income					13,385
Net fee income					6,228
Net income from financial instruments held for trading or managed on a fair value basis					4,856
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss					(11,849)
Net insurance premium income					0
Insurance finance income/(expense)					11,773
Insurance service result					370
– insurance revenue					980
– insurance service expense					(610)
Other operating income/(loss)					(218)
Total operating income					24,545
Net insurance claims and benefits paid and movement in liabilities to policyholders					0
Net operating income before change in expected credit losses and other credit impairment charges					24,545
Change in expected credit losses and other credit impairment charges					(1,087)
Net operating income					23,458
Total operating expenses					(16,127)
Operating profit					7,331
Share of profit in associates and joint ventures					1,449
Profit before tax					8,780
Tax expense					151
Profit for the period				$ 7,318	$ 8,931

[1]	1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[4]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.